Income Taxes -Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Federal and state operating loss carryforwards	$ 5,073	$ 3,349
Research and development costs deferral election	12,264	8,881
Acquired intangibles	235	235
Term loan		33
Charitable contributions	21	14
Stock-based compensation	2,618	1,722
Research and development credit carryforwards	2,655	1,947
Total deferred tax assets	22,866	16,181
Valuation allowance	$ (22,866)	$ (16,181)